Note 14 - Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Employee Stock Ownership Plan (ESOP) Disclosures [Table Text Block]
	2020	2019	2018
Shares held by participants beginning of the year	346,097	340,237	357,135
Shares allocated to participants	24,377	24,317	24,317
Shares distributed to participants	(10,631)	(18,457)	(41,215)
Shares held by participants end of year	359,843	346,097	340,237

Unreleased shares beginning of the year	206,795	231,112	255,429
Shares released during year	(24,377)	(24,317)	(24,317)
Unreleased shares end of year	182,418	206,795	231,112
Total ESOP shares end of year	542,261	552,892	571,349
Fair value of unreleased shares at December 31	$3,137,590	4,344,763	4,534,417

Share-based Payment Arrangement, Option, Activity [Table Text Block]
					Unvested options
	Shares Available For Grant	Unvested Restricted Shares Outstanding	Options Outstanding	Award Value/ Weighted Average Exercise Price	Number	Weighted Average Grant Date Fair Value	Vesting Period (in years)
2009 Plan
December 31, 2017	0	14,881	49,229	$9.25	22,820	$4.04
Options Exercised	0	0	(15,000)
Vested	0	(7,541)	0		(11,410)
December 31, 2018	0	7,340	34,229	$11.21	11,410	$4.04
Vested	0	(4,238)	0		(11,410)
December 31, 2019	0	3,102	34,229	$11.21	0
Vested	0	(3,102)	0		0
December 31, 2020	0	0	34,229	$11.21	0

2017 Plan
December 31, 2017	415,292	2,280	0	N/A	0
Granted January 23, 2018	(10,044)	6,696	0				3
Granted April 24, 2018	(792)	528	0				1
Vested	0	(2,280)	0		0
December 31, 2018	404,456	7,224	0	N/A	0
Granted January 22, 2019	(12,971)	8,647	0				3
Granted April 23, 2019	(2,514)	1,676	0				1
Vested	0	(2,760)	0		0
December 31, 2019	388,971	14,787	0	N/A	0
Granted January 28, 2020	(10,650)	7,100	0				3
Granted April 23, 2020	(9,000)	6,000	0				2
Granted April 28, 2020	(3,579)	2,386	0				1
Vested	0	(8,789)	0		0
December 31, 2020	365,742	21,484	0	N/A	0

Total all plans	365,742	21,484	34,229	$11.21	0

Share-based Payment Arrangement, Option, Exercise Price Range [Table Text Block]
Date of Grant	Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life in Years	Number Exercisable	Number Unexercisable
January 26, 2016	$11.21	34,229	5.1	34,229	0
		34,229		34,229	0